Income / (loss) per share	6 Months Ended
Jun. 30, 2025
Income (Loss) Per Share [Abstract]
Income / (loss) per share	Income / (loss) per share Basic income / (loss) per share
Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2025	June 30, 2024

Net income/(loss)	(21,344)	(24,764)
Weighted average number of ordinary shares in circulation	86,936,945	80,872,369
Basic income/(loss) per share (€ per share)	(0.25)	(0.31)
Diluted income / (loss) per share
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.

In thousands of euro, except for data share	June 30, 2025	June 30, 2024
Net income/(loss) for the period	(21,344)	(24,764)
Weighted average number of ordinary shares in circulation	86,936,945	80,872,369
Adjustment for share instruments
Diluted income/(loss) per share (€ per share)	(0.25)	(0.31)